FAIR VALUE MEASUREMENTS - Assets and Liabilities Accounted for at Fair Value (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Assets
Fair value asset	$ 18	$ 141
Available for sale investments	531	496
Right to HWI Net Sale Proceeds	4	6
Total assets	556	651
Liabilities
Fair value liability	905	210
Total liabilities	905	210
Foreign currency exchange contracts
Assets
Fair value asset	4	14
Liabilities
Fair value liability	11	15
Interest rate swap agreements
Assets
Fair value asset	14	3
Liabilities
Fair value liability	93	139
Cross currency swap agreements
Assets
Fair value asset	0	124
Liabilities
Fair value liability	801	56
Investments in equity securities
Assets
Investments in equity securities	3	8
Level 1
Assets
Available for sale investments	50	69
Right to HWI Net Sale Proceeds	0	0
Total assets	53	77
Liabilities
Total liabilities	0	0
Level 1 | Foreign currency exchange contracts
Assets
Fair value asset	0	0
Liabilities
Fair value liability	0	0
Level 1 | Interest rate swap agreements
Assets
Fair value asset	0	0
Liabilities
Fair value liability	0	0
Level 1 | Cross currency swap agreements
Assets
Fair value asset	0	0
Liabilities
Fair value liability	0	0
Level 1 | Investments in equity securities
Assets
Investments in equity securities	3	8
Level 2
Assets
Available for sale investments	481	427
Right to HWI Net Sale Proceeds	0	0
Total assets	499	568
Liabilities
Total liabilities	905	210
Level 2 | Foreign currency exchange contracts
Assets
Fair value asset	4	14
Liabilities
Fair value liability	11	15
Level 2 | Interest rate swap agreements
Assets
Fair value asset	14	3
Liabilities
Fair value liability	93	139
Level 2 | Cross currency swap agreements
Assets
Fair value asset	0	124
Liabilities
Fair value liability	801	56
Level 2 | Investments in equity securities
Assets
Investments in equity securities	0	0
Level 3
Assets
Available for sale investments	0	0
Right to HWI Net Sale Proceeds	4	6
Total assets	4	6
Liabilities
Total liabilities	0	0
Level 3 | Foreign currency exchange contracts
Assets
Fair value asset	0	0
Liabilities
Fair value liability	0	0
Level 3 | Interest rate swap agreements
Assets
Fair value asset	0	0
Liabilities
Fair value liability	0	0
Level 3 | Cross currency swap agreements
Assets
Fair value asset	0	0
Liabilities
Fair value liability	0	0
Level 3 | Investments in equity securities
Assets
Investments in equity securities	$ 0	$ 0